Pacer WealthShield ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 79.4%
Aerospace/Defense - 3.7%
General Dynamics Corp.	786	$154,080
Howmet Aerospace, Inc. (a)	1,348	44,241
L3Harris Technologies, Inc.	704	159,625
Lockheed Martin Corp.	846	314,433
Northrop Grumman Corp.	516	187,318
Raytheon Technologies Corp.	5,242	455,792
Teledyne Technologies, Inc. (a)	162	73,349
The Boeing Co. (a)	1,900	430,312
TransDigm Group, Inc. (a)	184	117,960
		1,937,110
Airlines - 0.6%
Alaska Air Group, Inc. (a)	498	28,899
American Airlines Group, Inc. (a) (b)	2,222	45,284
Delta Air Lines, Inc. (a)	2,208	88,099
Southwest Airlines Co. (a)	2,048	103,465
United Airlines Holdings, Inc. (a)	1,122	52,420
		318,167
Auto Manufacturers - 0.4%
Cummins, Inc.	506	117,443
PACCAR, Inc.	1,200	99,588
		217,031
Banks - 9.2%
Bank of America Corp.	19,680	754,925
Citigroup, Inc.	5,398	365,013
Citizens Financial Group, Inc.	1,114	46,966
Comerica, Inc.	438	30,073
Fifth Third Bancorp (b)	1,834	66,556
First Republic Bank (b)	456	88,929
Huntington Bancshares, Inc.	3,848	54,180
JPMorgan Chase & Co.	7,902	1,199,366
KeyCorp.	2,536	49,858
M&T Bank Corp.	332	44,438
Morgan Stanley (b)	3,884	372,786
Northern Trust Corp.	540	60,939
Regions Financial Corp.	2,508	48,279
State Street Corp.	910	79,297
SVB Financial Group (a)	136	74,795
The Bank of New York Mellon Corp.	2,104	107,998
The Goldman Sachs Group, Inc.	860	322,397
The PNC Financial Services Group, Inc.	1,108	202,110
Truist Financial Corp.	3,512	191,158
US Bancorp	3,536	196,389
Wells Fargo & Co.	10,792	495,785
Zions Bancorp	514	26,805
		4,879,042
Building Materials - 0.8%
Carrier Global Corp.	2,824	156,026
Fortune Brands Home & Security, Inc.	478	46,591
Johnson Controls International PLC	2,486	177,550
Masco Corp.	874	52,186
		432,353
Commercial Services - 3.3%
Cintas Corp.	302	119,042
Equifax, Inc. (b)	416	108,410
IHS Markit Ltd. (b)	1,294	151,191
MarketAxess Holdings, Inc.	92	43,716
Moody's Corp.	418	157,168
Nielsen Holdings PLC (b)	1,440	34,114
PayPal Holdings, Inc. (a)	2,000	551,060
Quanta Services, Inc.	478	43,450
Robert Half International, Inc.	442	43,409
Rollins, Inc. (b)	886	33,960
S&P Global, Inc. (b)	622	266,664
United Rentals, Inc. (a)	250	82,387
Verisk Analytics, Inc.	562	106,746
		1,741,317
Computers - 0.1%
Leidos Holdings, Inc.	459	48,847
Distribution/Wholesale - 0.5%
Copart, Inc. (a)	718	105,546
Fastenal Co. (b)	1,988	108,883
W.W. Grainger, Inc.	146	64,908
		279,337
Diversified Financial Services - 3.8%
American Express Co. (b)	1,700	289,901
Ameriprise Financial, Inc.	298	76,753
BlackRock, Inc.	374	324,322
Capital One Financial Corp.	1,174	189,836
Cboe Global Markets, Inc.	274	32,461
CME Group, Inc.	932	197,705
Discover Financial Services	800	99,456
Franklin Resources, Inc. (b)	854	25,236
Intercontinental Exchange, Inc.	1,472	176,390
Invesco Ltd.	1,178	28,720
Nasdaq, Inc.	298	55,645
Raymond James Financial, Inc.	318	41,175
Synchrony Financial (b)	1,412	66,392
T Rowe Price Group, Inc. (b)	596	121,679
The Charles Schwab Corp.	3,910	265,684
		1,991,355
Electrical Components & Equipment - 0.8%
AMETEK, Inc.	798	110,962
Emerson Electric Co.	2,074	209,246
Generac Holdings, Inc. (a)	216	90,582
		410,790
Electronics - 1.3%
Allegion PLC	308	42,073
Fortive Corp.	1,172	85,158
Honeywell International, Inc.	2,404	562,031
		689,262
Engineering & Construction - 0.1%
Jacobs Engineering Group, Inc. (b)	450	60,863
Environmental Control - 0.6%
Pentair PLC (b)	572	42,139
Republic Services, Inc.	732	86,640
Waste Management, Inc.	1,348	199,854
		328,633
Hand/Machine Tools - 0.3%
Snap-On, Inc. (b)	190	41,416
Stanley Black & Decker, Inc.	558	109,954
		151,370
Healthcare-Services - 0.3%
Teladoc Health, Inc. (a) (b)	1,083	160,771
Insurance - 6.0%
Aflac, Inc.	1,646	90,530
American International Group, Inc.	2,244	106,253
Aon PLC (b)	584	151,857
Arthur J Gallagher & Co.	538	74,949
Assurant, Inc.	174	27,459
Berkshire Hathaway, Inc. - Class B (a)	4,940	1,374,753
Chubb Ltd.	1,176	198,438
Cincinnati Financial Corp.	390	45,973
Everest Re Group Ltd.	124	31,351
Globe Life, Inc.	288	26,816
Lincoln National Corp.	468	28,838
Loews Corp.	584	31,320
Marsh & McLennan Cos., Inc.	1,330	195,803
MetLife, Inc.	1,936	111,707
Principal Financial Group, Inc.	654	40,633
Prudential Financial, Inc.	1,032	103,489
The Allstate Corp.	776	100,919
The Hartford Financial Services Group, Inc.	934	59,421
The Progressive Corp. (b)	1,530	145,595
The Travelers Cos., Inc.	650	96,798
Unum Group	536	14,686
W R Berkley Corp.	364	26,634
Willis Towers Watson PLC	325	66,976
		3,151,198
Internet - 11.2%
Alphabet, Inc. - Class A (a)	208	560,462
Alphabet, Inc. - Class C (a)	198	535,475
Amazon.com, Inc. (a)	294	978,312
Bumble, Inc. - Class A (a) (b)	1,346	68,485
eBay, Inc.	3,566	243,237
Etsy, Inc. (a) (b)	1,010	185,345
Expedia Group, Inc. (a)	1,046	168,270
Facebook, Inc. - Class A (a)	2,281	812,720
GoDaddy, Inc. - Class A (a)	1,684	141,203
Match Group, Inc. (a)	1,573	250,532
Netflix, Inc. (a)	917	474,612
Okta, Inc. (a) (b)	876	217,064
Pinterest, Inc. - Class A (a)	3,282	193,310
Snap, Inc. - Class A (a) (b)	4,401	327,522
Twitter, Inc. (a) (b)	4,153	289,672
VeriSign, Inc. (a)	781	168,985
Wayfair, Inc. - Class A (a) (b)	551	132,989
Zillow Group, Inc. - Class A (a)	286	30,639
Zillow Group, Inc. - Class C (a) (b)	1,250	132,825
		5,911,659
Machinery-Construction & Mining - 0.7%
Caterpillar, Inc.	1,892	391,171
Machinery-Diversified - 1.8%
Deere & Co.	1,082	391,240
Dover Corp.	500	83,560
IDEX Corp.	264	59,846
Ingersoll Rand, Inc. (a)	1,294	63,238
Otis Worldwide Corp.	1,394	124,833
Rockwell Automation, Inc.	406	124,812
Westinghouse Air Brake Technologies Corp.	610	51,771
Xylem, Inc.	620	78,027
		977,327
Miscellaneous Manufacturing - 3.1%
3M Co.	2,008	397,464
A O Smith Corp.	468	32,914
Eaton Corp. PLC	1,380	218,109
General Electric Co.	30,404	393,732
Illinois Tool Works, Inc.	996	225,763
Parker-Hannifin Corp.	450	140,414
Textron, Inc.	780	53,828
Trane Technologies PLC	830	168,996
		1,631,220
Oil & Gas - 15.3%
APA Corp. (b)	3,922	73,537
Cabot Oil & Gas Corp. (b)	4,146	66,336
Chevron Corp.	20,066	2,042,919
ConocoPhillips (b)	14,014	785,625
Devon Energy Corp.	6,186	159,846
Diamondback Energy, Inc.	1,878	144,850
EOG Resources, Inc.	6,063	441,750
Exxon Mobil Corp.	43,961	2,530,835
Hess Corp.	2,848	217,701
Marathon Oil Corp.	8,188	94,899
Marathon Petroleum Corp.	6,617	365,391
Occidental Petroleum Corp.	8,726	227,749
Phillips 66	4,545	333,739
Pioneer Natural Resources Co.	2,405	349,615
Valero Energy Corp. (b)	4,242	284,087
		8,118,879
Oil & Gas Services - 1.6%
Baker Hughes Co.	7,548	160,319
Halliburton Co.	9,242	191,125
NOV, Inc. (a)	4,050	55,930
Schlumberger Ltd.	14,520	418,612
		825,986
Pipelines - 1.7%
Kinder Morgan, Inc.	20,226	351,528
ONEOK, Inc.	4,622	240,205
Williams Cos., Inc.	12,618	316,081
		907,814
Real Estate - 0.7%
CBRE Group, Inc. (a)	3,797	366,259
Savings & Loans - 0.0% (c)
People's United Financial, Inc.	1,332	20,912
Shipbuilding - 0.1%
Huntington Ingalls Industries, Inc.	162	33,231
Software - 6.0%
Akamai Technologies, Inc. (a) (b)	1,366	163,811
Box, Inc. (a)	3,041	72,741
Citrix Systems, Inc.	1,199	120,799
Cloudera, Inc. (a)	4,659	73,938
Coupa Software, Inc. (a) (b)	678	147,126
Datadog, Inc. - Class A (a) (b)	1,788	197,932
DocuSign, Inc. (a)	1,028	306,385
Dropbox, Inc. - Class A (a) (b)	3,816	120,166
Fastly, Inc. - Class A (a) (b)	1,552	74,605
MSCI, Inc.	218	129,919
Nutanix, Inc. (a)	2,925	105,358
Roper Technologies, Inc.	368	180,813
salesforce.com, Inc. (a)	1,903	460,393
Snowflake, Inc. (a)	585	155,446
Veeva Systems, Inc. - Class A (a)	784	260,845
Workday, Inc. - Class A (a)	1,041	244,010
Zoom Video Communications, Inc. - Class A (a) (b)	896	338,778
		3,153,065
Telecommunications - 1.9%
Arista Networks, Inc. (a) (b)	452	171,936
Ciena Corp. (a) (b)	1,919	111,570
Cisco Systems, Inc.	8,491	470,147
CommScope Holding Co., Inc. (a)	3,817	80,768
Juniper Networks, Inc. (b)	4,053	114,051
Vonage Holdings Corp. (a)	5,045	71,942
		1,020,414
Transportation - 3.5%
CH Robinson Worldwide, Inc. (b)	462	41,197
CSX Corp.	2,620	84,678
Expeditors International of Washington, Inc.	586	75,154
FedEx Corp.	846	236,838
JB Hunt Trasport Services, Inc. (b)	284	47,840
Kansas City Southern (b)	312	83,554
Norfolk Southern Corp.	864	222,765
Old Dominion Freight Line, Inc.	322	86,666
Union Pacific Corp.	2,302	503,586
United Parcel Service, Inc. - Class B	2,498	478,017
		1,860,295
TOTAL COMMON STOCKS (Cost $38,722,908)		42,015,678

REAL ESTATE INVESTMENT TRUSTS - 20.3%
Alexandria Real Estate Equities, Inc.	1,552	312,480
American Tower Corp.	5,184	1,466,035
AvalonBay Communities, Inc.	1,578	359,516
Boston Properties, Inc. (b)	1,605	188,395
Crown Castle International Corp.	4,934	952,706
Digital Realty Trust, Inc.	3,185	491,000
Duke Realty Corp.	4,241	215,782
Equinix, Inc.	1,023	839,279
Equity Residential	3,891	327,350
Essex Property Trust, Inc.	735	241,153
Extra Space Storage, Inc.	1,511	263,125
Federal Realty Investment Trust (b)	800	94,024
Healthpeak Properties, Inc.	6,096	225,369
Host Hotels & Resorts, Inc. (a)	7,988	127,249
Iron Mountain, Inc. (b)	3,267	142,964
Kimco Realty Corp. (b)	4,903	104,581
Mid-America Apartment Communities, Inc.	1,295	250,064
Prologis, Inc.	8,433	1,079,761
Public Storage	1,722	538,091
Realty Income Corp. (b)	4,226	297,046
Regency Centers Corp.	1,787	116,888
SBA Communications Corp.	1,236	421,464
Simon Property Group, Inc. (b)	3,716	470,148
UDR, Inc. (b)	3,357	184,601
Ventas, Inc. (b)	4,243	253,647
Vornado Realty Trust (b)	1,775	77,212
Welltower, Inc. (b)	4,723	410,240
Weyerhaeuser Co.	8,474	285,828
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,325,695)		10,735,998

CONTINGENT VALUE RIGHTS - 0.03%
Pharmaceuticals - 0.0% (c)
Achillion Pharmaceuticals, Inc. (a) (e)	6,273	2,886
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)

SHORT-TERM INVESTMENTS - 0.3%	Principal Amount
Money Market Deposit Accounts - 0.3%
U.S. Bank Money Market Deposit Account, 0.003% (d)	$144,881	144,881
TOTAL SHORT-TERM INVESTMENTS (Cost $8,084,605)		144,881

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.0%	Shares
Mount Vernon Liquid Assets Portfolio, LLC 0.10% (d)	7,939,724	7,939,724
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,939,724)		7,939,724

Total Investments (Cost $57,133,208) - 115.0%		60,839,167
Liabilities in Excess of Other Assets - (15.0)%		(7,927,656)
TOTAL NET ASSETS - 100.0%		$52,911,511

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $7,720,122 or 14.6% of net assets.
(c)	Less than 0.05%.
(d)	The rate shown is as of July 31, 2021.
(e)	As of July 31, 2021, the Fund has fair valued this security. This security is deemed illiquid according to the Fund’s liquidity guidelines. Value determined using significant unobservable inputs.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 42,015,678	$ -	$ -	$ -	$ 42,015,678
Contingent Value Rights	-	-	2,886	-	2,886
Real Estate Investment Trusts	10,735,998	-	-	-	10,735,998
Short-Term Investments	144,881	-	-	-	144,881
Investments Purchased with Proceeds from Securities Lending	-	-	-	7,939,724	7,939,724
Total Investments in Securities	$ 52,896,557	$ -	$ 2,886	$ 7,939,724	$ 60,839,167
^ See Schedule of Investments for industry breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 04/30/2021	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2021
Contingent Value Rights	$ 2,886	$ -	$ -	$ -	$ -	$ -	$ -	$ 2,886

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
	Fair Value as of 07/31/2021	Valuation Techniques	Unobservable Input	Impact to valuation from an increase to input*
Contingent Value Rights	$ 2,886	Acquisition Price	Stale Data	$0.46

*Table presents information for one security, which has been valued at $0.46 per share throughout the period.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.